CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2024
CAPITAL DISCLOSURES AND FINANCIAL RISK
CAPITAL DISCLOSURES AND FINANCIAL RISK

NOTE 25 - CAPITAL DISCLOSURES AND FINANCIAL RISK

Approximately 91%, 97% and 97% of expenses that occurred during the years ended December 31, 2024, 2023 and 2022, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2024, 2023 or 2022.